Average Annual Total Returns - VictoryShares USAA Core Intermediate-Term Bond ETF	VictoryShares USAA Core Intermediate-Term Bond ETF 1 Year	VictoryShares USAA Core Intermediate-Term Bond ETF Life of Fund		VictoryShares USAA Core Intermediate-Term Bond ETF After Taxes on Distributions 1 Year	VictoryShares USAA Core Intermediate-Term Bond ETF After Taxes on Distributions Life of Fund		VictoryShares USAA Core Intermediate-Term Bond ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	VictoryShares USAA Core Intermediate-Term Bond ETF After Taxes on Distributions and Sale of Fund Shares Life of Fund		Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes.) Life of Fund
Total	8.07%	5.86%	[1]	6.86%	4.60%	[1]	4.79%	3.94%	[1]	7.51%	5.20%

[1]	Inception date is October 24, 2017.